CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Feb. 28, 2017	Feb. 29, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,870,787)	$ (2,657,455)	$ (7,219,626)	$ (2,549,577)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization	11,848	16,503	14,805	3,588
Debt discount amortization	154,699
Bad debt expense		50,000	114,829
Gain on settlement of accounts payable				(28,019)
Loss on settlement of deferred officer compensation				293,633
Loss on acquisition of Appointment.com			853,955
Impairment expense	(1,725,009)		1,725,009
Imputed interest	47,161	8,548	19,040
Stock based compensation	1,958,897	1,285,732	2,455,587	1,445,298
Changes in operating assets and liabilities:
Accounts receivable	13,963	(37,077)	(102,014)	447
Prepaid expenses	(349,470)	(26,508)	(104,186)	38,426
Accounts payable	382,222	36,734	91,331	(51,261)
Accounts payable - related parties	(2,232)	7,911	(131,835)	(57,013)
Accrued expenses		45,257	158,565	95,249
Domain marketing development obligation	552,708
Deferred revenue	(20,000)	190,000	190,000
Net cash used in operating activities	(2,120,991)	(1,080,355)	(1,934,540)	(700,441)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash paid for domain names		(46,500)	(69,500)
Cash received from Reserve			34,256
Cash received from Appointment.com			2,240
Cash paid for Cloud.Market			(7,500)
Cash paid for equipment	(26,158)
Purchase of intangible asset		(75,230)
Proceeds from Rezserve Technologies, Ltd. acquisition		34,256
Proceeds from Comencia Inc. acquisition	11,989
Net cash used in investing activities	(14,169)	(19,744)	(40,504)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party				15,000
Payments on notes payable - related party				(90,000)
Proceeds from issuance of common stock	554,500	1,542,500	2,377,950	895,250
Borrowings from convertible debt	630,000
Borrowing on promissory notes	450,000
Net cash provided by financing activities	1,634,500	1,542,500	2,377,950	820,250
Foreign currency translation adjustment	8,437	6,338
Net change in cash and cash equivalents	(492,223)	448,739	404,774	119,809
Cash and cash equivalents, beginning of year	539,243	134,469	134,469	14,660
Cash and cash equivalents, end of year	47,020	583,208	539,243	134,469
Non-Cash Transactions:
Issuance of common stock for stock payable	2,540,420			11,500
Issuance of common stock for domain names		154,740	154,740
Discount from warrants issued with debt	450,000
Beneficial conversion feature	$ 383,115
Settlement of deferred officer accrued compensation with stock receivable				331,849
Common stock issued into escrow				7,500
Conversion of accrued salary into common shares - related party				$ 129,231